General information (Narrative) (Details) $ / shares in Units, $ in Millions											12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Sep. 23, 2014 $ / shares shares	Jul. 21, 2014 USD ($)	Jul. 20, 2014	Jun. 24, 2014 shares	Mar. 21, 2014 shares	Mar. 17, 2014 shares	Oct. 24, 2012 $ / Unit	Dec. 31, 2016 USD ($) acquisition credit_facility	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 19, 2015	Nov. 04, 2014	Mar. 24, 2014
Schedule of Investments [Line Items]
Base level of incentive distribution rights (in dollars per unit) | $ / Unit										0.4456
Number of entities acquired from Seadrill | acquisition											0
Ownership percentage in reporting entity (as percent)		46.60%	46.60%								46.60%	46.60%
Number of common units sold under IPO (in shares) | shares				8,000,000			6,100,000	11,960,000	11,960,000
Number of credit facilities in proposed amendment | credit_facility											3
Proposed extension period											2 years 6 months
Pre-tax gain related to valuation of interest rate swap portfolio | $	[1]										$ (18.0)	$ (82.9)	$ (124.9)
Share price (in dollars per share) | $ / shares				$ 30.68
Ownership percentage in subsidiary (as percent)		50.00%									50.00%
Percentage of interest in general partners (as percent)											100.00%
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage of limited partner interest and non-economic general partner interest (as percent)											58.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of limited partner interest and non-economic general partner interest (as percent)											51.00%
Interest Rate Swap | Out of period adjustment
Schedule of Investments [Line Items]
Pre-tax gain related to valuation of interest rate swap portfolio | $											$ 24.1
Seadrill Operating LP
Schedule of Investments [Line Items]
Ownership interest purchased (as percent)							28.00%
Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Number of common units sold under IPO (in shares) | shares								1,633,987	1,633,987
Partners' capital account, units, sold in private placement | shares							3,183,700
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)					58.00%	30.00%				30.00%
Ownership interest purchased (as percent)					28.00%
Payments to acquire additional interest in subsidiaries | $					$ 372.8
Ownership percentage in subsidiary (as percent)														58.00%
Seadrill Operating GP LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)										100.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)										51.00%
Number of entities acquired from Seadrill | acquisition											2
Ownership percentage in subsidiary (as percent)															51.00%	51.00%
West Aquarius and West Vencedor
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)										100.00%
West Capella
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)										56.00%
West Capricorn
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)										100.00%
Seadrill Partners Operating LLC
Schedule of Investments [Line Items]
Number of entities acquired from Seadrill | acquisition											2
OPCO
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)		0.00%	34.90%

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".